                                   KENT FUNDS

           SUPPLEMENT DATED JUNE 22, 2000, AS AMENDED OCTOBER 13, 2000
             TO THE PROSPECTUS FOR THE KENT FUNDS DATED MAY 1, 2000

Effective November 15, 2000, the Investment Shares of the Kent Money Market Fund, the Kent Government Money Market Fund and the Kent Michigan Municipal Money Market Fund will be subject to annual distribution and shareholder servicing fees of up to 0.25% of the average daily net assets of each Fund's Investment Shares.

The information under the heading "FEES AND EXPENSES" on page 34 of the prospectus is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Funds.

                                                   MONEY                   GOVERNMENT MONEY              MICHIGAN MUNICIPAL
                                                MARKET FUND                  MARKET FUND                  MONEY MARKET FUND
                                         Investment    Institutional    Investment   Institutional  Investment    Institutional
                                           Shares         Shares          Shares        Shares        Shares          Shares
-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)
Maximum Sales (Load) Charge Imposed
   on Purchases                             None            None           None            None          None           None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from
   Fund assets)
Management Fees                             0.40%           0.40%          0.40%(1)       0.40%(1)      0.40%          0.40%
Distribution (12b-1) Fees                   0.25%            None          0.25%           None         0.25%           None
Other Expenses                              0.23%(1)         0.23%(1)      0.25%(1)       0.25%(1)      0.23%(1)       0.23%(1)
                                         ----------    ------------   ------------   ------------   -----------   ------------
TOTAL ANNUAL FUND OPERATING EXPENSES
                                            0.88%           0.63%          0.90%          0.65%         0.88%          0.63%
FEE WAIVER                                  0.08%           0.08%          0.23%          0.23%         0.08%          0.08%
                                         ---------     -----------    -----------    -----------    ----------    ----------
NET ANNUAL FUND OPERATING EXPENSES
                                            0.80%(1)        0.55%(1)       0.67%(1)       0.42%(1)      0.80%(1)       0.55%(1)
                                         ==========    ============   ============   ============   ===========   ============

     (1) The Investment Adviser has contractually agreed to waive a portion of its management fees and/or the Fund's administrator and fund accountant have contractually agreed to waive a portion of the administration and fund accounting fees payable by the Fund at least until December 31, 2000.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes:

     .   $10,000 investment
     .   5% annual return
     .   redemption at the end of each period
     .   no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:


                                         MONEY                      GOVERNMENT MONEY            MICHIGAN MUNICIPAL
                                      MARKET FUND                      MARKET FUND               MONEY MARKET FUND
                               Investment    Institutional    Investment    Institutional   Investment    Institutional
                                 Shares         Shares          Shares         Shares         Shares          Shares
-----------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE          $   82          $ 56           $   68          $ 43         $   82           $ 56
THREE YEARS AFTER PURCHASE       $  273          $194           $  264          $185         $  273           $194
FIVE YEARS AFTER PURCHASE        $  480          $343           $  476          $339         $  480           $343
TEN YEARS AFTER PURCHASE         $1,077          $779           $1,087          $789         $1,077           $779


The footnote to the table under the heading "Distribution and Service Fees" on page 48 of the prospectus is deleted.

Effective September 2000, Sarah M. Quirk is the portfolio manager of the Michigan Municipal Bond Fund. Michael J. Martin remains co-portfolio manager of the Michigan Municipal Bond Fund. Effective October 2000, Daniel Skubiz is co-portfolio manager of the Growth and Income Fund and the Large Company Growth Fund. Under the heading "Portfolio Managers" on page 38 of the prospectus, the information regarding Ms. Quirk is replaced with the following and the following information regarding Mr. Skubiz is added:


--------------------------------------------------------------------------------------------------------------------------
SARAH M. QUIRK,        Ms. Quirk has been the portfolio manager of the   .  Ms. Quirk has over twenty years of
Tax-exempt             MICHIGAN MUNICIPAL BOND FUND since September         investment experience, including fifteen
Portfolio Manager      2000.  Ms. Quirk has been co-portfolio manager       years in the municipal bond industry.
                       of the TAX-FREE INCOME FUND and the               .  Prior to joining Lyon Street, she was a
                       INTERMEDIATE TAX-FREE FUND since May 1998.           Retail Trader-Fixed Income Securities at
                                                                            Tucker Anthony, Inc.
--------------------------------------------------------------------------------------------------------------------------
DANIEL SKUBIZ,         Mr. Skubiz has been co-portfolio manager of the   .  Prior to joining Lyon Street, Mr. Skubiz
Portfolio Manager      GROWTH AND INCOME FUND and the LARGE COMPANY         was a Vice President with TradeStreet
                       GROWTH FUND since October 2000.                      Investment Associates, Inc., a wholly-owned
                                                                            subsidiary of Bank of America.
--------------------------------------------------------------------------------------------------------------------------



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                   KENT FUNDS

                   SUPPLEMENT DATED JUNE 22, 2000, AS AMENDED
                 OCTOBER 13, 2000 TO THE STATEMENT OF ADDITIONAL
                INFORMATION FOR THE KENT FUNDS DATED MAY 1, 2000

The following non-fundamental investment restriction, which appears on page 28 of the Statement of Additional Information, is deleted in its entirety:

     (3) Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation except that each of the Small Company Growth Fund and the International Growth Fund may invest up to 10% of its total assets in such companies.


The following sentence, which appears on page 41 of the Statement of Additional Information, is deleted in its entirely:

         The Trust does not currently intend to charge a fee under the Plan for the Money Market Funds.


The following disclosure is added on page 52 of the Statement of Additional Information, under the heading "Advertising Information:"

         The Funds may include in Materials data, mutual fund rankings or comparisons published and prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. The Funds may also include in Materials ratings given to a Fund by S&P, Moody's, Fitch IBCA, Duff & Phelps or other similar organizations, or indications of approval given to a Fund by the National Association of Insurance Commissioners ("NAIC") or other organizations.









                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE